SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended							6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	1 Months Ended		2 Months Ended		2 Months Ended	6 Months Ended				6 Months Ended			2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended
	Aug. 31, 2007	Nov. 30, 2004	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2004	Dec. 12, 2011	Oct. 31, 2011	Oct. 31, 2010	Nov. 12, 2004	Apr. 30, 2012 Warrant [Member]	Jan. 31, 2012 Common Stock [Member]	Apr. 30, 2012 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Oct. 31, 2010 Common Stock [Member]	Oct. 31, 2007 Common Stock [Member]	Oct. 31, 2006 Common Stock [Member]	Oct. 31, 2004 Common Stock [Member]	Dec. 29, 2011 December 2011 Note Financing [Member]	Apr. 30, 2012 December 2011 Note Financing [Member]	Dec. 29, 2011 December 2011 Note Financing [Member] Rodman Renshaw, Llc [Member]	Dec. 31, 2011 May 2011 Notes [Member]	Dec. 31, 2011 May 2011 Notes [Member] Common Stock [Member]	Jan. 31, 2012 October 2011 Notes [Member]	Jan. 31, 2012 October 2011 Notes [Member] Common Stock [Member]	Apr. 30, 2012 Numoda Stock Purchase Agreement [Member]	Apr. 30, 2012 Exchange Agreement [Member]	Apr. 30, 2012 Exchange Agreement [Member] Warrant [Member]	Apr. 30, 2012 Exchange Agreement [Member] Convertible Notes Payable [Member]	Apr. 30, 2012 Note Purchase Agreement [Member]	Apr. 30, 2012 Note Purchase Agreement [Member] Rodman Renshaw, Llc [Member]	Apr. 30, 2012 Jmj Financial [Member]	Dec. 31, 2011 Junior Unsecured Subordinated Convertible Promissory Notes [Member]	Apr. 30, 2012 Junior Unsecured Subordinated Convertible Promissory Notes [Member]	Dec. 31, 2011 Junior Unsecured Subordinated Convertible Promissory Notes [Member] Warrant [Member]	Apr. 30, 2012 Junior Unsecured Subordinated Convertible Promissory Notes [Member] Warrant [Member]
Stock Issued During Period, Shares, New Issues												25,560,000		4,000,000	40,000	789								11,313,727		8,183,333	15,000,000	52,200,000							583,000	1,126,667
Stock Price:			$ 0.148																								$ 0.15
Accounts Receivable, Net																											$ 2,250,000
Long-term Debt, Gross									400,000	573,000											405,000	73,000								4,500,000			500,000	300,000	50,000
Warrants Purchased During Period			6,388,449	6,388,449										292,000														5,800,000			355,556
Stock Issued During Period, Shares, Conversion of Convertible Securities													3,600,000																31,300,000								21,000
Notes Issued	600,000																											247,000
Convertible Notes Payable																				1,200,000	1,200,000										953,333
Debt Instrument Purchase Price																				1,000,000	1,000,000										715,000
Deferred Investment Funds			240,000																												240,000
Debt Instrument, Discount Percentage																				15.00%											25.00%
Debt Instrument, Description																															Each Note Investor paid $0.75 for each $1.00 of principal amount of Notes purchased at the closing of the Offering.
Debt Instrument, Convertible, Conversion Price																				$ 0.15	$ 0.15		$ 0.15		$ 0.15						$ 0.15			$ 0.15
Class of Warrant or Right, Exercise Price of Warrants or Rights									0.15		0.40	0.15								0.15		0.15									0.15			0.15
Related Party Transaction, Amounts of Transaction																																28,000
Notes Purchased																				0.85
Notes Purchased Per Unit																				$ 1.00
Purchase Of Common Stock In Percentage																				50.00%
Debt Instrument, Maturity Date																				Jan. 09, 2013		Jan. 09, 2015
Initial Principal Debt Amount In Percentage																				85.00%
Common Stock Outstanding Shares In Percentage																				4.99%
Received Compensation Of Cash Placement Fee In Percentage																						7,000
Debt Instrument, Face Amount																						575,098	1,700,000		1,280,000									53,000
Debt Conversion, Converted Instrument, Amount		618,000			1,000,010	300,000	613,158										6,974	1,767	2,136		827,500													169,000
Interest Expense, Debt																																		53,000
Class Of Warrant Or Right Issued																																		2,300,000
Option Exercise Fee Payable								$ 20,000.00